SUPPLEMENT DATED SEPTEMBER 30, 2009 TO THE PROSPECTUS
                             DATED DECEMBER 29, 2008

                          JNL(R) INVESTORS SERIES TRUST


EFFECTIVE   SEPTEMBER  28,  2009,   PLEASE  CHANGE  ALL  REFERENCES  TO  JACKSON
PERSPECTIVE TOTAL RETURN FUND TO JNL/PPM AMERICA TOTAL RETURN FUND.




This Supplement is dated September 30, 2009.

                       SUPPLEMENT DATED SEPTEMBER 30, 2009
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                             DATED DECEMBER 29, 2008

                          JNL(R) INVESTORS SERIES TRUST


EFFECTIVE   SEPTEMBER  28,  2009,   PLEASE  CHANGE  ALL  REFERENCES  TO  JACKSON
PERSPECTIVE TOTAL RETURN FUND TO JNL/PPM AMERICA TOTAL RETURN FUND.


ON PAGE 31, IN THE SECTION ENTITLED "TRUSTEES AND OFFICERS OF THE TRUST," PLEASE DELETE THE ROW FOR WILLIAM J. CROWLEY, JR. AND ADD THE FOLLOWING ROW IN ITS
PLACE:

----------------------------------------------------------- --------------------------------- -------------------------------------
                                                                    POSITION(S) HELD
NAME, ADDRESS AND (AGE)                                                WITH TRUST                 NUMBER OF PORTFOLIOS IN FUND
                                                                (LENGTH OF TIME SERVED)        COMPLEX TO BE OVERSEEN BY TRUSTEE
----------------------------------------------------------- --------------------------------- -------------------------------------

William J. Crowley, Jr. (63)                                Trustee 2                                         120
1 Corporate Way                                             (1/07 to present)
Lansing, MI 48951

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Managing Partner  (Baltimore Office) - Arthur Andersen LLP (1995 to 2002); Board
Member of various corporate boards (2002 to present)

OTHER DIRECTORSHIPS HELD BY TRUSTEE:

Director of Alpha Natural Resources;  Director of Foundation Coal Holdings, Inc.
(from 12/04 until 7/09 when the  company  was  acquired);  Director of Bio Veris
Corporation  (from 5/04 until 6/07 when the company was  acquired);  Director of
Provident  Bankshares  Corporation  (from 5/03 until 5/09 when the  company  was acquired)
----------------------------------------------------------------------------------------------------------------------------------




This Supplement is dated September 30, 2009.

(To be used with: V6043 01/09 and V6043PROXY 01/09.)